Stock Warrants (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 21, 2018	Sep. 16, 2017	Aug. 04, 2017	May 22, 2017	Apr. 02, 2017	Dec. 30, 2016	Apr. 04, 2016	Aug. 31, 2017	May 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 04, 2017
Warrants to purchase shares of common stock	2,000,000	275,000		100,000						500,000			500,000
Warrant exercise price per share	$ 0.25	$ 0.08		$ 0.40						$ 0.14			$ 0.14
Warrants expire date	Feb. 20, 2023	Mar. 15, 2018		May 21, 2019
Share based compensation													$ 2,960,733	$ 1,824,045	$ 2,533,245	$ 1,301,402
Debt extinguishment		$ 10,057								$ (1,074,602)	$ (424,331)		$ (423,028)	$ (977,201)	(977,203)	$ (455,975)
Expense recognized relating to stock warrants															$ 26,696
Note Holder [Member]
Warrants to purchase shares of common stock										1,000,000		4,830,000	1,000,000		4,830,000
Warrant exercise price per share										$ 0.14		$ 0.15	$ 0.14		$ 0.15
Warrants expire date													Jan. 31, 2023
Warrants expire date, description												June 2020 up to December 2022
Derivative liability												$ 1,200,000			$ 1,200,000
Note Holder [Member] | Extension Agreement [Member]
Warrants to purchase shares of common stock								1,316,800
Warrant exercise price per share								$ 0.15
Warrants expire date								Aug. 31, 2020
Oceanside Strategies, Inc [Member]
Warrants to purchase shares of common stock							2,429,530
Warrant exercise price per share							$ 0.07
Warrants expire date							Apr. 04, 2019
Unsecured convertible note payable							$ 680,268
Oceanside Strategies, Inc [Member] | Extension Agreement [Member]
Warrants to purchase shares of common stock						2,429,530
Warrant exercise price per share						$ 0.08
Warrants expire date						Aug. 04, 2017
Warrants expire date, description						April 2016 Note to August 4, 2017
Consultant [Member]
Warrants to purchase shares of common stock					375,000
Warrant exercise price per share					$ 0.12
Warrants expire date					Mar. 31, 2019
Share based compensation					$ 26,696
Rory Cutaia [Member]
Warrants to purchase shares of common stock							2,452,325
Warrant exercise price per share							$ 0.07
Warrants expire date							Apr. 04, 2019
Secured convertible note issued							$ 343,326
Rory Cutaia [Member] | Extension Agreement [Member]
Warrants to purchase shares of common stock								3,084,349	3,084,349								1,755,192
Warrant exercise price per share			$ 0.15					$ 0.36	$ 0.15								$ 0.355
Warrants expire date								May 31, 2020	May 31, 2020
Debt extinguishment			$ 172,456